Risk management arising from financial instruments - Aging schedule in respect of accounts receivable balance (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 12,628,278	$ 7,569,843
0 - 90
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	10,592,724	5,954,636
91 - 180
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	1,279,098	1,013,083
181 - 270
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	487,503	379,772
270+
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 268,953	$ 222,352